COMMITMENTS (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Jan. 23, 2023	Dec. 30, 2022	Dec. 05, 2022	Nov. 22, 2022	Jul. 27, 2022	Jan. 31, 2023	Mar. 31, 2023	Mar. 22, 2023	Oct. 13, 2022	Sep. 02, 2022
Debt instrument Initial amount									$ 25,000	$ 200,000
Partners' Capital Account, Description of Partnership Interest							The Company has formally committed to purchasing these working interests at a PV20 valuation by an independent firm. The PV20 valuation would be the present value of the remaining net cash flows from the WR Fund’s pro rata share of each oil well it has invested in during the term, discounted by 20%. The managing partner of the WR Fund, which is a wholly-owned subsidiary of the Company, shall receive a ten percent (10%) carried interest, payable starting after all investor partners have received a return of capital. The WR Fund invested in two drilling projects in the Company during the year ended March 31, 2023.
Repayments of Related Party Debt							$ 635,000
Officers compensation							500,000
Loss Contingency, Damages Sought, Value							$ 299,032
Non Employee Director [Member]
Shares granted, description							annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”)
Fee description							annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”)
Restricted stock granted, value							$ 200,000
Cash fee							100,000
Participation Agreement [Member] | Related Party [Member]
Working interest percentage		9.50%				1.04125%		20.00%
Revenue interest percentage		6.18%				0.78094%		15.00%
Debt instrument Initial amount		$ 267,520				$ 300,000		$ 960,385
Payment of funds		$ 188,663
Debt instrument Initial amount						$ 50,000
Participation Agreement [Member] | Ault Energy, LLC [Member]
Working interest percentage			37.50%		40.00%
Revenue interest percentage			27.00%		28.80%
Gain on sale of working interests on oil and gas properties					$ 971,609
Debt instrument Initial amount			$ 1,567,632
Payment of funds			$ 595,972.45
Mississippi Agreement [Member] | White River Eand PILP [Member]
Working interest percentage				50.00%
Revenue interest percentage				32.50%
Debt instrument Initial amount				$ 1,408,000
Payment of funds				$ 992,963
Louisiana Agreement [Member] | White River Eand PILP [Member]
Working interest percentage				37.50%
Revenue interest percentage				27.00%
Debt instrument Initial amount				$ 1,567,632
Payment of funds				$ 595,972
Membership Interest Purchase Agreement [Member]
Repayments of Related Party Debt	$ 70,000
Prepaid Expense	30,000
Transaction expenses	20,000
Payment of non refundable deposit	$ 10,000
Five Year Executive Employment Agreements [Member] | Randy May [Member]
Officers compensation							$ 400,000
Restricted common stock shares granted							5,000,000
Five Year Executive Employment Agreements [Member] | Randy May [Member] | ORRI [Member]
Ownership percentage							5.00%
Five Year Executive Employment Agreements [Member] | Randy May [Member] | Participation Right [Member]
Ownership percentage							15.00%
Five Year Executive Employment Agreements [Member] | Randy May [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							5,000,000
Five Year Executive Employment Agreements [Member] | JayPuchir [Member]
Officers compensation							$ 350,000
Restricted common stock shares granted							5,000,000
Five Year Executive Employment Agreements [Member] | JayPuchir [Member] | Overriding Royalty Interestember [Member]
Ownership percentage							5.00%
Five Year Executive Employment Agreements [Member] | JayPuchir [Member] | Restricted Stock Units (RSUs) [Member]
Restricted common stock shares granted							5,000,000
Five Year Executive Employment Agreements [Member] | MrMay [Member] | Participation Right [Member]
Ownership percentage							10.00%
Five Year Executive Employment Agreements [Member] | Alisa Horgan [Member]
Officers compensation							$ 180,000
Restricted common stock shares granted							2,000,000
Restricted common stock vesting period							10 years
Five Year Executive Employment Agreements [Member] | Alisa Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Restricted common stock shares granted							2,000,000
Five Year Executive Employment Agreements [Member] | Richard Horgan [Member]
Officers compensation							$ 200,000
Restricted common stock shares granted							2,000,000
Restricted common stock vesting period							10 years
Five Year Executive Employment Agreements [Member] | Richard Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Restricted common stock shares granted							2,000,000